Fair Value Measurements (Details Narrative) - Gravitics Inc [Member] - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 30, 2026	Dec. 31, 2025	Feb. 28, 2026	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 12, 2026
FairValueMeasurementLineItems [Line Items]
Conversion of stock amount		$ 10,100,000
Share price		$ 0.01				$ 4.89	$ 0.01
Accrued interest	$ 600,000		$ 600,000	$ 600,000			$ 111,800,000	$ 30,600,000
Convertible promissory note		$ 5,700,000					$ 5,700,000
Expected volatility rate							85.00%	75.00%
Probability percentage							2.50%	10.00%
Equity fair value disclosure	$ 173,534,000							$ 30,600,000	$ 99,868,000
Convertible Notes Payable [Member]
FairValueMeasurementLineItems [Line Items]
Accrued interest							$ 111,800,000
Expected volatility rate							85.00%	75.00%
Probability percentage							2.50%	10.00%
Private Placement [Member]
FairValueMeasurementLineItems [Line Items]
Fair value of warrant liabilities						$ 52,000
Warrant [Member] | Convertible Notes Payable [Member]
FairValueMeasurementLineItems [Line Items]
Accrued interest							$ 111,800,000
Warrant [Member] | Placement Agent Warrant [Member]
FairValueMeasurementLineItems [Line Items]
Number of common stock issued						36,822
Series A One Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Conversion of stock	122,744		1,373,131	1,373,131	122,744
Series A Two Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Conversion of stock			738,035	738,035
Series A One Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Share price	$ 4.89		$ 4.89		$ 4.89	$ 4.89
Share issued price per share	$ 7.44
Series A Two Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Share price						$ 5.47
Series A Three Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Conversion of stock	1,121,204				1,121,204
Series A Three Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Share price			$ 4.60		$ 4.60
Share issued price per share	$ 7.31